Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair value measurements
Schedule of information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	960	—	960	—

Liabilities:
Derivatives liabilities - warrants	(71,237)			(71,237)

Summary of changes in Level 3 warrant derivatives

Balance at December 31, 2014	(105,785)
Unrealized gain included in change in fair value of warrant derivatives	39,593
Exchange loss	(5,045)

Balance at December 31, 2015	(71,237)

Balance at December 31, 2015	(71,237)
Unrealized gain included in change in fair value of warrant derivatives	70,882
Exchange loss	355

Balance at December 31, 2016	—

Schedule of change in fair value of derivatives

	For the year ended	For the year ended	For the year ended
	December 31, 2014	December 31, 2015	December 31, 2016
Derivatives liabilities - warrants	74,014	39,593	70,882
Foreign exchange forward contracts not designated as hedging instruments	10,470	4,440	(22,037)

	84,484	44,033	48,845